Debt securities - Credit rating analysis (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Financial investments
Debt securities		£ 99,675	[1]	£ 89,400
Continuing and discontinued operations
Financial investments
Debt securities	[1]			175,356
UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		85,174		85,956
With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		54,796		53,798
Unit-linked | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		8,727		10,512
Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		21,651		21,646
AAA
Financial investments
Debt securities		6,319		6,032
AAA | Continuing and discontinued operations
Financial investments
Debt securities				16,970
AAA | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		8,770		10,938
AAA | With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		5,401		6,890
AAA | Unit-linked | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		578		1,041
AAA | Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		2,791		3,007
AA+ to AA-
Financial investments
Debt securities		28,456		24,503
AA+ to AA- | Continuing and discontinued operations
Financial investments
Debt securities				42,707
AA+ to AA- | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		16,628		18,204
AA+ to AA- | With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		8,488		9,332
AA+ to AA- | Unit-linked | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		2,025		2,459
AA+ to AA- | Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		6,115		6,413
A+ to A-
Financial investments
Debt securities		21,297		18,848
A+ to A- | Continuing and discontinued operations
Financial investments
Debt securities				37,493
A+ to A- | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		20,020		18,645
A+ to A- | With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		13,446		11,779
A+ to A- | Unit-linked | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		1,959		2,215
A+ to A- | Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		4,615		4,651
BBB+ to BBB-
Financial investments
Debt securities		24,498		22,823
BBB+ to BBB- | Continuing and discontinued operations
Financial investments
Debt securities				42,551
BBB+ to BBB- | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		19,746		19,728
BBB+ to BBB- | With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		15,641		14,712
BBB+ to BBB- | Unit-linked | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		2,450		3,501
BBB+ to BBB- | Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		1,655		1,515
Below BBB-
Financial investments
Debt securities		6,516		5,853
Below BBB- | Continuing and discontinued operations
Financial investments
Debt securities				9,297
Below BBB- | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		3,969		3,444
Below BBB- | With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		2,824		2,891
Below BBB- | Unit-linked | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		934		395
Below BBB- | Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		211		158
Other (including NAIC rated)
Financial investments
Debt securities		12,589		11,341
Other (including NAIC rated) | Continuing and discontinued operations
Financial investments
Debt securities				26,338
Other (including NAIC rated) | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		16,041		14,997
Other (including NAIC rated) | With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		8,996		8,194
Other (including NAIC rated) | Unit-linked | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		781		901
Other (including NAIC rated) | Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Debt securities		6,264		5,902
Operating segments | Asia insurance operations | With-profits
Financial investments
Debt securities		32,063		27,204
Operating segments | Asia insurance operations | Unit-linked
Financial investments
Debt securities		3,603		3,981
Operating segments | Asia insurance operations | Non-linked shareholder-backed
Financial investments
Debt securities		16,836		14,583
Operating segments | Asia insurance operations | AAA | With-profits
Financial investments
Debt securities		3,131		2,873
Operating segments | Asia insurance operations | AAA | Unit-linked
Financial investments
Debt securities		405		817
Operating segments | Asia insurance operations | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		1,072		1,034
Operating segments | Asia insurance operations | AA+ to AA- | With-profits
Financial investments
Debt securities		14,977		12,379
Operating segments | Asia insurance operations | AA+ to AA- | Unit-linked
Financial investments
Debt securities		196		100
Operating segments | Asia insurance operations | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		4,155		3,552
Operating segments | Asia insurance operations | A+ to A- | With-profits
Financial investments
Debt securities		4,688		4,142
Operating segments | Asia insurance operations | A+ to A- | Unit-linked
Financial investments
Debt securities		458		492
Operating segments | Asia insurance operations | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		4,458		3,717
Operating segments | Asia insurance operations | BBB+ to BBB- | With-profits
Financial investments
Debt securities		4,621		3,760
Operating segments | Asia insurance operations | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities		1,502		1,431
Operating segments | Asia insurance operations | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		3,287		2,934
Operating segments | Asia insurance operations | Below BBB- | With-profits
Financial investments
Debt securities		2,016		1,747
Operating segments | Asia insurance operations | Below BBB- | Unit-linked
Financial investments
Debt securities		378		426
Operating segments | Asia insurance operations | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		2,493		2,202
Operating segments | Asia insurance operations | Other (including NAIC rated) | With-profits
Financial investments
Debt securities		2,630		2,303
Operating segments | Asia insurance operations | Other (including NAIC rated) | Unit-linked
Financial investments
Debt securities		664		715
Operating segments | Asia insurance operations | Other (including NAIC rated) | Non-linked shareholder-backed
Financial investments
Debt securities		1,371		1,144
Operating segments | Asia asset management
Financial investments
Debt securities		49		71
Operating segments | Asia asset management | AAA
Financial investments
Debt securities		12		11
Operating segments | Asia asset management | A+ to A-
Financial investments
Debt securities		37		60
Operating segments | US
Financial investments
Debt securities		45,264		41,594
Operating segments | US | Non-linked shareholder-backed
Financial investments
Debt securities		45,264		41,594
Operating segments | US | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		1,189		678
Operating segments | US | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		7,984		7,383
Operating segments | US | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		11,527		10,286
Operating segments | US | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		15,068		14,657
Operating segments | US | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		1,579		1,429
Operating segments | US | Other (including NAIC rated) | Non-linked shareholder-backed
Financial investments
Debt securities		7,917		7,161
Unallocated to a segment (central or other operations)
Financial investments
Debt securities		1,860		1,967
Unallocated to a segment (central or other operations) | AAA
Financial investments
Debt securities		510		619
Unallocated to a segment (central or other operations) | AA+ to AA-
Financial investments
Debt securities		1,144		1,089
Unallocated to a segment (central or other operations) | A+ to A-
Financial investments
Debt securities		129		151
Unallocated to a segment (central or other operations) | BBB+ to BBB-
Financial investments
Debt securities		20		41
Unallocated to a segment (central or other operations) | Below BBB-
Financial investments
Debt securities		50		49
Unallocated to a segment (central or other operations) | Other (including NAIC rated)
Financial investments
Debt securities		£ 7		£ 18

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8 million of lent securities as at 30 June 2019 (31 December 2018: £8,278 million).